CONCENTRATIONS (Tables)	6 Months Ended
Apr. 30, 2023
CONCENTRATIONS
Summary of concentration of risk

	Six Months Ended April 30,
Carrier	2023	2022
A	36%	*
B	24%	*
C	*	14%
D	12%	11%
E	*	11%
*	Less than 10%